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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22043

Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/16

Item 1. Schedule of Investments.

Invesco Dynamic Credit Opportunities Fund Quarterly Schedule of Portfolio Holdings November 30, 2016

invesco.com/us	VK-CE-DCO-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–111.54%(b)(c)

Aerospace & Defense–3.29%

Abacus Innovations Corp., Term Loan B	3.36%	08/16/2023	$4,394	$4,430,637
BE Aerospace, Inc., Term Loan	3.86%	12/16/2021	414	415,667
Cadence Aerospace, LLC, Term Loan	7.00%	05/09/2018	2,479	2,417,307
Camp International Holding Co., First Lien Term Loan	4.75%	08/18/2023	2,402	2,406,601
Consolidated Aerospace Manufacturing, LLC, First Lien Term Loan	4.75%	08/11/2022	1,716	1,595,608
IAP Worldwide Services, Revolver Loan (Acquired 07/22/2014; Cost $1,299,963) (d)	0.00%	07/18/2018	1,300	1,273,963
Revolver Loan (Acquired 07/22/2014; Cost $144,440)	8.50%	07/18/2018	144	141,552
Second Lien Term Loan	8.00%	07/18/2019	1,669	1,568,638
TransDigm Inc., Term Loan E	3.75%	05/16/2022	6,564	6,595,163
Term Loan F	3.75%	06/09/2023	10,766	10,807,049
				31,652,185

Air Transport–0.48%

Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017	1,032	1,016,790
Gol LuxCo S.A. (Luxembourg), First Lien Term Loan	6.50%	08/31/2020	3,488	3,570,681
				4,587,471

Automotive–2.40%

Allison Transmission, Inc., Term Loan	3.25%	09/23/2022	2,405	2,430,080
BBB Industries US Holdings, Inc., Second Lien Term Loan	9.75%	11/03/2022	610	592,850
CH Hold Corp., Term Loan A (Acquired 02/25/2016-09/26/2016; Cost $2,852,069)	6.25%	11/20/2019	2,869	2,868,963
Dealer Tire, LLC, Term Loan	4.75%	12/22/2021	31	31,412
FCA US LLC, Term Loan B	3.50%	05/24/2017	702	703,782
Federal-Mogul Holdings Corp., Term Loan B	4.00%	04/15/2018	2,290	2,273,044
Term Loan C	4.75%	04/15/2021	9,428	9,190,853
Fram Group Holdings, Inc., First Lien Term Loan	7.00%	07/29/2017	776	769,962
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.86%	04/30/2019	50	50,525
Innovative Xcessories & Services LLC, Term Loan (e)	—	11/29/2022	617	620,500
Key Safety Systems, Inc., First Lien Term Loan	5.50%	08/29/2021	410	411,557
Transtar Holding Co., First Lien Term Loan (f)	0.00%	10/09/2018	3,446	2,351,865
Second Lien Term Loan (f)	0.00%	10/09/2019	1,010	15,149
Wand Intermediate I L.P., Second Lien Term Loan	8.50%	09/17/2022	818	793,846
				23,104,388

Beverage & Tobacco–0.24%

Constellation Brands Canada, Inc. (Canada), Term Loan B-1 (e)	—	11/15/2023	640	645,767
Culligan Holding, Inc., Term Loan B-1 (e)	—	11/16/2023	895	898,666
Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021	827	777,024
				2,321,457

Building & Development–2.18%
American Builders & Contractors Supply Co., Inc., Term Loan	3.50%	10/31/2023	3,767	3,788,979
Beacon Roofing Supply, Inc., Term Loan B	3.60%	10/01/2022	1,124	1,129,751
Beazer Homes USA, Inc., Term Loan (Acquired 03/10/2016; Cost $1,024,284)	6.75%	03/11/2018	1,035	1,029,367
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020	1,554	1,570,645
Forterra Finance, LLC, Second Lien Term Loan	6.00%	10/25/2023	1,349	1,351,339
HD Supply, Inc., Term Loan B (e)	—	08/13/2021	405	406,537
Term Loan B-2	3.63%	10/17/2023	2,141	2,155,312

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Building & Development–(continued)

Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan (Acquired 07/16/2012; Cost $57,342) (d)	0.00%	02/28/2017		$57	$23,510
PIK Exit Revolver Loan (Acquired 07/15/2010-03/31/2016; Cost $717,139) (g)	5.00%	02/28/2017		717	294,027
Mueller Water Products, Inc., Term Loan B	4.03%	11/25/2021		61	61,920
Quikrete Holdings, Inc., First Lien Term Loan (e)	—	11/03/2023		6,722	6,749,329
Re/Max LLC, Term Loan	4.00%	07/31/2020		1,213	1,213,308
Realogy Group LLC, Term Loan B	3.75%	07/20/2022		476	480,833
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/2014-10/17/2016; Cost $252,027) (g)	12.00%	03/07/2018		251	35,203
PIK Term Loan B (Acquired 03/07/2014-09/30/2016; Cost $115,681) (g)	6.50%	02/28/2019		179	0
WireCo WorldGroup, Inc., First Lien Term Loan	6.50%	09/30/2023		693	699,888
					20,989,948

Business Equipment & Services–9.77%

Allied Universal Holdco LLC, Delayed Draw Term Loan (d)	0.00%	07/28/2022		207	208,938
Delayed Draw Term Loan	5.50%	07/28/2022		214	215,732
Term Loan	5.50%	07/28/2022		2,120	2,140,335
Alorica Inc., Term Loan B	5.50%	06/30/2022		1,896	2,004,880
Asurion LLC, Second Lien Term Loan	8.50%	03/03/2021		10,682	10,827,074
Term Loan B-1	5.00%	05/24/2019		651	654,860
Term Loan B-2	4.34%	07/08/2020		7,194	7,228,993
Term Loan B-5	4.75%	11/03/2023		1,904	1,919,954
Brickman Group Ltd. LLC, Revolver Loan (d)	0.00%	12/18/2018		580	536,453
Second Lien Term Loan	7.50%	12/17/2021		708	709,413
Caraustar Industries, Inc., Term Loan	8.00%	05/01/2019		213	216,393
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/2022		1,693	1,176,466
Term Loan B	4.50%	04/09/2021		3,483	2,952,193
Cotiviti Corp., Term Loan A (Acquired 09/23/2016; Cost $1,314,259)	4.11%	09/28/2021		1,319	1,314,111
Term Loan B	3.61%	09/28/2023		339	339,186
CRCI Holdings Inc., Term Loan	6.50%	08/31/2023		1,439	1,441,296
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/2019		1,934	1,385,680
Second Lien Term Loan	8.75%	12/21/2020		677	311,644
Equinix, Inc., Term Loan B (Acquired 12/07/2015; Cost $631,327)	4.00%	01/08/2023		633	639,050
First Data Corp., Term Loan	3.58%	03/24/2021		19,203	19,315,717
Term Loan	4.33%	07/10/2022		1,154	1,160,569
Genesys Telecom Holdings, U.S., Inc., Term Loan B (e)	—	12/01/2023	EUR	3,081	3,272,380
Term Loan B (e)	—	12/01/2023		4,522	4,555,839
Global Payments Inc., Term Loan B	3.11%	04/22/2023		612	618,429
Hillman Group Inc., Term Loan B	4.50%	06/30/2021		1,499	1,504,238
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		186	175,373
KAR Auction Services, Inc., Term Loan B-2 (e)	—	03/11/2021		300	302,053
Term Loan B-3	4.38%	03/09/2023		3,068	3,109,914
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022		2,507	2,378,998
Kronos Inc., Term Loan	5.00%	11/01/2023		2,264	2,272,711
Lonestar Intermediate Super Holdings, LLC, Term Loan B	10.00%	08/31/2021		3,328	3,365,031
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022		416	394,557
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		4,152	4,116,517
TaxAct, Inc., Term Loan	7.00%	12/31/2022		1,386	1,396,512

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)

TNS Inc., First Lien Term Loan (Acquired 05/12/2014-05/15/2015; Cost $356,606)	5.00%	02/14/2020		$354	$354,478
Second Lien Term Loan	9.00%	08/14/2020		182	180,488
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		1,447	1,456,017
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023		1,588	1,593,168
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022		1,160	1,176,079
Wash MultiFamily Acquisition Inc., First Lien Term Loan	4.25%	05/13/2022		621	612,990
First Lien Term Loan	4.25%	05/13/2022		109	107,353
Second Lien Term Loan	8.00%	05/12/2023		133	131,830
Second Lien Term Loan	8.00%	05/14/2023		23	23,089
WEX Inc., Term Loan B	4.25%	07/01/2023		4,210	4,260,447
					94,057,428

Cable & Satellite Television–3.54%

Altice US Finance I Corp., Term Loan	3.88%	01/25/2025		751	756,226
Block Communications, Inc., Term Loan B (Acquired 10/30/2014; Cost $690,067)	4.09%	11/07/2021		693	699,505
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		6,001	6,065,437
CSC Holdings, LLC, Term Loan	3.88%	10/09/2024		130	131,373
Ion Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		2,843	2,853,481
Term Loan B-2 (e)	—	12/18/2020		1,588	1,593,938
Numericable-SFR S.A. (France), Term Loan B-10 (e)	—	01/14/2025		2,720	2,717,553
Term Loan B-10	3.75%	01/14/2025	EUR	3,443	3,674,194
Telenet Finance USD LLC, Term Loan AF	3.55%	01/31/2025		2,004	2,004,284
UPC Financing Partnership, Term Loan AN	4.08%	08/31/2024		10,780	10,841,542
WaveDivision Holdings, LLC, Term Loan	4.00%	10/14/2019		343	344,953
WideOpenWest Finance LLC, Term Loan B	4.50%	08/19/2023		2,408	2,416,260
					34,098,746

Chemicals & Plastics–4.31%

Chemours Co. (The), Term Loan B	3.75%	05/12/2022		464	459,297
Colouroz Investment LLC (Germany), Second Lien Term Loan	8.25%	09/05/2022	EUR	7,505	7,839,663
Second Lien Term Loan B-2	8.25%	09/05/2022		11,565	11,275,875
Constantinople Acquisition GmbH (Austria), Term Loan B-2	4.00%	04/30/2022		275	275,924
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		288	288,493
Inovyn Finance PLC (United Kingdom), Term Loan	4.50%	05/15/2021	EUR	505	543,416
MacDermid, Inc., Term Loan B-4	5.00%	06/07/2023		1,197	1,210,046
Term Loan B-5 (e)	—	06/07/2020		38	38,104
Term Loan C-3	4.75%	06/07/2023	EUR	1,474	1,585,539
Term Loan C-4 (e)	—	06/07/2020	EUR	3,121	3,343,789
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,699	3,606,257
Oxea Finance LLC, First Lien Term Loan B-1	4.50%	01/15/2020	EUR	2,695	2,776,529
First Lien Term Loan B-2	4.25%	01/15/2020		5,234	5,016,220
Proampac PG Borrower LLC, Term Loan	5.00%	11/18/2023		928	935,797
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		392	389,444
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		826	826,117
Versum Materials, Term Loan	3.34%	09/30/2023		1,122	1,132,774
					41,543,284

Clothing & Textiles–1.05%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan	5.50%	05/27/2021		2,662	2,667,034
Second Lien Term Loan	9.50%	05/27/2022		1,269	1,247,062
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,670	3,582,435
Oak Parent, Inc., Term Loan	5.50%	10/26/2023		1,770	1,776,756

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Clothing & Textiles–(continued)

Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B	4.00%	08/01/2023		$296	$300,232
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		523	528,064
					10,101,583

Conglomerates–0.13%

Penn Engineering & Manufacturing Corp., Term Loan B	4.00%	08/29/2021		1,259	1,261,837
Spectrum Brands, Inc., Term Loan B	3.29%	06/23/2022		14	14,224
					1,276,061

Containers & Glass Products–4.41%

Aenova Holding GmbH (Germany), Second Lien Term Loan	8.50%	08/06/2021	EUR	2,750	2,573,041
Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		449	449,927
Term Loan	4.50%	10/01/2021		2,423	2,439,837
Berry Plastics Group, Inc., Term Loan G	3.50%	01/06/2021		1,397	1,402,809
Duran Group (Germany), Term Loan B (Acquired 07/15/2015; Cost $5,561,541)	8.25%	11/28/2019	EUR	5,078	5,354,877
Term Loan C (Acquired 07/15/2015; Cost $1,454,785)	8.25%	11/28/2019		1,455	1,447,511
Term Loan D-2 (Acquired 09/20/2016; Cost $8,211,915)	8.51%	11/28/2019		8,251	8,209,485
Fort Dearborn Holding Co., Inc., First Lien Term Loan (e)	—	10/19/2023		1,239	1,246,422
Second Lien Term Loan (e)	—	10/19/2024		231	233,618
Hoffmaster Group, Inc., First Lien Term Loan	5.50%	11/21/2023		1,873	1,878,643
Keter Group B.V. (Netherlands), Term Loan B-1	5.25%	10/31/2023	EUR	3,618	3,815,325
Klockner Pentaplast of America, Inc., Revolver Loan (d)	0.00%	01/28/2020	EUR	5,000	5,295,936
Multi Packaging Solutions, Inc., Term Loan D	4.25%	10/14/2023		601	601,477
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/2022		245	231,937
Term Loan B-1	4.25%	10/01/2021		338	337,160
Reynolds Group Holdings Inc., Term Loan	4.25%	02/05/2023		4,257	4,285,606
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		683	682,377
TricorBraun, Inc., Delayed Draw Term Loan(e)	—	11/30/2023		178	178,355
Term Loan(e)	—	11/30/2023		1,781	1,783,554
					42,447,897

Cosmetics & Toiletries–0.70%

Coty Inc., Term Loan B	3.09%	10/27/2022		1,452	1,454,305
Galleria Co., Delayed Draw Term Loan	3.75%	01/26/2023		3,238	3,255,022
Revlon Consumer Products Corp., Term Loan B	4.25%	09/07/2023		2,060	2,065,622
					6,774,949

Drugs–0.91%

BPA Laboratories, First Lien Term Loan	3.39%	04/29/2020		1,605	1,420,054
Second Lien Term Loan	3.39%	04/29/2020		1,395	976,628
Endo Pharmaceuticals Holdings Inc., Term Loan B	3.75%	09/25/2022		1,148	1,144,115
Valeant Pharmaceuticals International, Inc. (Canada), Series C-2, Term Loan B	5.25%	12/11/2019		3,421	3,393,063
Series F-1, Term Loan B	5.50%	04/01/2022		1,806	1,793,481
					8,727,341

Ecological Services & Equipment–0.43%

Advanced Disposal Services Inc., Term Loan B-3 (e)	—	11/10/2023		683	683,578
Casella Waste Systems, Inc., Term Loan	4.00%	10/17/2023		649	651,326
PHM France Holdco 19 S.A.S. (France), Term Loan B-2 (e)	—	10/30/2020	EUR	564	606,893
PSSI Holdings LLC, Term Loan (e)	—	11/25/2021		367	369,075

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Ecological Services & Equipment–(continued)

Waste Industries USA, Inc., Term Loan	3.50%	02/27/2020		$598	$600,796
WCA Waste Corp., Term Loan	4.00%	08/11/2023		1,218	1,219,155
					4,130,823

Electronics & Electrical–15.53%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		6,127	5,805,069
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-3	3.54%	02/01/2023		16,198	16,371,128
Blackboard, Inc., Term Loan B-4	6.00%	06/30/2021		4,047	4,026,863
Cavium, Inc., Term Loan B	3.75%	08/16/2022		1,402	1,414,500
CommScope, Inc., Term Loan 5	3.25%	12/29/2022		2,742	2,771,302
Compuware Corp., Term Loan B-1	6.25%	12/15/2019		337	338,307
Cortes NP Acquisition Corp., Term Loan (e)	—	11/30/2023		4,742	4,701,523
Dell International LLC, Term Loan A-2	2.86%	09/07/2021		5,117	5,063,377
Term Loan B	4.00%	09/07/2023		10,286	10,396,023
Diamond US Holding LLC, Term Loan B	4.75%	12/17/2021		1,463	1,464,508
Diebold, Inc., Term Loan	5.25%	11/06/2023		2,222	2,260,788
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023		327	329,703
Interoute Finco PLC (Luxembourg), Term Loan (e)	—	11/14/2023	EUR	2,625	2,813,909
Lattice Semiconductor Corp., Term Loan (Acquired 03/06/2015-03/15/2015; Cost $1,715,405)	5.51%	03/10/2021		1,726	1,725,333
Lully Finance LLC, Second Lien Term Loan B-1	9.50%	10/16/2023		766	762,389
Second Lien Term Loan B-2	9.25%	10/16/2023	EUR	5,500	5,916,611
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,459	3,487,075
MACOM Technology Solutions Holdings, Inc., Term Loan	4.63%	05/07/2021		894	902,029
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,467	1,471,126
Meter Reading Holding, LLC, Term Loan B	6.75%	08/29/2023		2,395	2,424,768
Micron Technology, Inc, Term Loan	4.36%	04/26/2022		1,175	1,190,063
Microsemi Corp., Term Loan B	3.75%	01/15/2023		2,488	2,507,615
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,504	1,474,225
MKS Instruments, Inc., Term Loan B	4.25%	05/01/2023		1,693	1,706,381
MSC Software Corp., First Lien Term Loan	5.00%	05/29/2020		78	78,281
Second Lien Term Loan (Acquired 05/28/2014; Cost $447,498)	8.50%	06/01/2021		450	445,895
MTS Systems Corp., Term Loan B	5.00%	07/05/2023		1,403	1,418,901
Natel Engineering Co., Inc., Term Loan (Acquired 04/06/2015-05/15/2015; Cost $1,389,425)	6.75%	04/10/2020		1,398	1,404,678
Neustar, Inc., Term Loan A	3.86%	01/22/2019		3,212	3,231,945
NXP B.V., Term Loan F	3.41%	12/07/2020		71	71,487
Omnitracs, Inc., Second Lien Term Loan	8.75%	05/25/2021		181	173,530
ON Semiconductor Corp., Term Loan	3.78%	03/31/2023		10,092	10,171,414
Quest Software US Holdings Inc., Term Loan	7.00%	10/31/2022		5,393	5,405,468
Rocket Software, Inc., Second Lien Term Loan	10.50%	10/14/2024		574	577,428
Term Loan	5.25%	10/14/2023		2,944	2,958,716
RP Crown Parent, LLC, Term Loan	4.50%	10/12/2023		889	895,456
SolarWinds Holdings, Inc., Term Loan	5.50%	02/03/2023		6,799	6,860,216
SS&C Technologies Inc., Term Loan B-1	4.00%	07/08/2022		1,744	1,759,427
Term Loan B-2	4.00%	07/08/2022		201	203,011
Sybil Software LLC, Term Loan B	4.75%	09/30/2022	EUR	1,896	2,046,635
Term Loan B	5.00%	09/30/2022		3,933	3,980,013
Tempe Holdco Corp., Term Loan B (e)	—	12/01/2023		2,646	2,650,906
TTM Technologies, Inc., Term Loan B	5.25%	05/31/2021		467	469,044
Veritas US Inc., Term Loan B-1	6.63%	01/27/2023	EUR	11,992	11,550,096
Term Loan B-1	6.63%	01/27/2023		4,671	4,214,610
VF Holding Corp., First Lien Term Loan	4.75%	06/30/2023		1,771	1,779,736
Western Digital Corp., Term Loan B-1	4.50%	04/29/2023		5,766	5,841,831
					149,513,339

See  accompanying  notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Equipment Leasing–0.14%

IBC Capital US LLC, First Lien Term Loan	4.98%	09/09/2021		$1,420	$1,402,654

Financial Intermediaries–2.45%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		271	273,408
iPayment Inc., Term Loan	6.75%	05/08/2017		4,057	3,904,789
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		2,117	2,142,375
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,192	4,110,646
RJO Holdings Corp., Term Loan	7.36%	12/10/2017		3,302	2,848,277
RPI Finance Trust, Term Loan B-5	3.18%	10/14/2022		1,999	2,018,941
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	5.00%	12/17/2020	GBP	1,031	1,298,889
Stiphout Finance LLC, First Lien Term Loan	4.00%	10/26/2022	EUR	1,195	1,285,996
First Lien Term Loan	4.75%	10/26/2022		314	315,875
Second Lien Term Loan	9.00%	10/26/2023	EUR	2,790	2,997,382
Second Lien Term Loan (Acquired 07/21/2015; Cost $69,840)	9.00%	10/26/2023		55	54,124
TMF Group Holdco B.V. (Netherlands), Term Loan B	4.00%	09/30/2023	EUR	2,204	2,375,897
					23,626,599

Food & Drug Retailers–3.14%

Adria Group Holding B.V. (Netherlands), Term Loan (e)	—	06/04/2018	EUR	17,045	15,280,462
Albertsons, LLC, Term Loan B-4	4.50%	08/25/2021		10,738	10,767,391
Term Loan B-6	4.75%	06/22/2023		64	64,657
Pret A Manger Ltd. (United Kingdom), Term Loan 2 (d)	0.00%	12/31/2021	GBP	500	625,600
Term Loan B-2	5.26%	06/20/2022	GBP	2,500	3,148,519
Rite Aid Corp., Second Lien Term Loan	5.75%	08/21/2020		99	99,813
Second Lien Term Loan	4.88%	06/21/2021		298	299,808
					30,286,250

Food Products–3.42%

AdvancePierre Foods, Inc., Term Loan B	4.50%	06/02/2023		4,480	4,503,450
Candy Intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		2,477	2,480,119
Chefs’ Warehouse Parent, LLC, Delayed Draw Term Loan (e)	—	06/22/2022		52	52,103
Term Loan	6.75%	06/22/2022		1,137	1,134,843
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/2020		161	137,578
Second Lien Term Loan	8.75%	07/03/2021		1,411	1,093,785
Dole Food Co., Inc., Term Loan B	4.61%	11/01/2018		1,328	1,333,872
Hearthside Group Holdings, LLC, Revolver Loan (d)	0.00%	06/02/2019		783	780,749
Revolver Loan	3.53%	06/02/2019		695	692,363
Hostess Brands, LLC, Term Loan B (e)	—	08/03/2022		91	91,998
Jacobs Douwe Egberts International B.V., Term Loan B-1	3.25%	07/02/2022		2,522	2,531,053
JBS USA, LLC, Term Loan B	4.00%	10/30/2022		6,199	6,209,796
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		9,276	9,409,734
Post Holdings, Inc., Revolver Loan (d)	0.00%	01/29/2019		2,283	2,281,171
Shearer’s Foods, LLC, Second Lien Term Loan	7.75%	06/30/2022		241	222,153
					32,954,767

Food Service–2.18%

Focus Brands, Inc., Term Loan	5.00%	10/05/2023		495	502,808
Landry’s, Inc., Term Loan B	4.00%	10/04/2023		1,775	1,787,990
Pizza Hut Holdings, LLC, First Lien Term Loan B	3.30%	06/16/2023		1,554	1,571,702
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,119	1,125,829
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $1,002,376)	8.75%	02/28/2019		1,021	979,910

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Service–(continued)

TMK Hawk Parent, Corp., First Lien Term Loan	5.25%	10/01/2021		$2,097	$2,103,879
Second Lien Term Loan (Acquired 09/26/2014; Cost $641,231)	8.50%	10/01/2022		646	639,876
US Foods, Inc., Term Loan B	3.75%	06/27/2023		10,040	10,112,419
Weight Watchers International, Inc., Term Loan B-2	4.07%	04/02/2020		2,784	2,139,492
					20,963,905

Health Care–6.37%

Acadia Healthcare Co., Inc., Term Loan B	3.75%	02/11/2022		743	745,115
Term Loan B-2	3.75%	02/16/2023		2,654	2,667,763
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan (Acquired 05/10/2016; Cost $10,123,296)	8.00%	07/23/2024	EUR	8,750	9,273,685
CareCore National, LLC, Term Loan B	5.50%	03/05/2021		1,404	1,379,225
Community Health Systems, Inc., Revolver Loan (d)	0.00%	01/27/2019		959	930,936
Revolver Loan	3.41%	01/27/2019		201	194,742
Term Loan F	4.16%	12/31/2018		2,131	2,068,748
Term Loan G	3.75%	12/31/2019		427	405,469
ConvaTec Inc., Term Loan B	3.25%	10/25/2023		373	374,901
DJO Finance LLC, Term Loan	4.25%	06/07/2020		505	485,780
Envision Healthcare Corp., Term Loan (e)	—	12/01/2023		2,547	2,555,942
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		895	905,070
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		2,772	2,764,022
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,725	1,707,831
HCA, Inc., Term Loan B-6	3.86%	03/18/2023		772	779,455
Term Loan B-7	3.59%	02/15/2024		994	1,002,283
inVentiv Group Holdings, Inc., Term Loan	4.75%	11/09/2023		2,549	2,560,429
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		266	264,515
Kinetic Concepts, Inc., Term Loan F-1	5.00%	11/04/2020		2,425	2,390,233
MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		7,465	7,561,992
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		1,058	1,045,828
New Millennium HoldCo, Inc., Term Loan	7.50%	12/21/2020		1,339	774,133
Surgical Care Affiliates, Inc., Term Loan	3.75%	03/17/2022		1,955	1,963,785
Tunstall Group Finance Ltd. (United Kingdom), Acquisition Facility Loan (d)	0.00%	10/18/2019	GBP	4,000	4,604,414
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)	0.00%	03/31/2021	EUR	6,439	6,819,910
Term Loan B	4.25%	10/01/2021	EUR	2,540	2,731,384
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,414	2,405,085
					61,362,675

Home Furnishings–1.41%

Hilding Anders AB (Sweden), Jr. Term Loan (Acquired 06/17/2014-11/23/2016; Cost $1,464,017)	12.00%	06/30/2020	EUR	3,742	79,312
Second Lien Term Loan	7.00%	06/30/2018	EUR	7,250	6,723,421
Serta Simmons Bedding, LLC, Term Loan (e)	—	11/08/2023		6,808	6,799,204
					13,601,937

Industrial Equipment–1.85%

Accudyne Industries LLC, Revolver Loan (d)	0.00%	09/13/2019		3,112	2,667,138
Term Loan	4.00%	12/13/2019		5,635	5,059,826
Crosby US Acquisition Corp., First Lien Term Loan	4.00%	11/23/2020		570	488,103
Second Lien Term Loan	7.00%	11/22/2021		862	602,395
Delachaux S.A. (France), Term Loan B-3	5.50%	10/28/2021	GBP	2,522	3,116,281

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Industrial Equipment–(continued)

Filtration Group Corp., First Lien Term Loan	4.25%	11/20/2020		$773	$776,385
Incremental Term Loan B (d)	0.00%	11/20/2020		1,643	1,635,099
Gardner Denver, Inc., Term Loan	4.25%	07/30/2020		354	345,363
Generac Power System, Inc., Term Loan	3.60%	05/31/2023		229	229,482
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,268	1,958,676
Tank Holding Corp., Term Loan	5.25%	03/16/2022		794	776,540
Terex Corp., Term Loan	3.59%	08/13/2021		142	142,295
					17,797,583

Insurance–0.01%

York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		66	61,680

Leisure Goods, Activities & Movies–3.59%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/29/2022		7,778	7,837,724
Term Loan B-3	4.75%	07/30/2021		6,201	6,244,423
AMC Entertainment, Inc., Term Loan B	3.29%	12/15/2022		1,667	1,680,489
Term Loan B (e)	—	12/15/2023		1,253	1,261,926
Ancestry.com Operations Inc., Term Loan	5.25%	10/19/2023		126	126,102
Bright Horizons Family Solutions, Inc., Term Loan	3.50%	11/07/2023		500	501,994
Cinemark USA, Inc., Term Loan B	3.29%	05/09/2022		142	142,736
CWGS Group, LLC, Term Loan	4.50%	11/08/2023		962	973,035
Equinox Holdings, Inc., First Lien Term Loan (e)	—	01/31/2020		293	294,883
Revolver Loan (Acquired 04/14/2014; Cost $1,023,035) (d)	0.00%	02/01/2018		1,047	942,553
Fitness First Finance Ltd. (United Kingdom), Term Loan A-1 (Acquired 04/22/2015; Cost $9,228,758)	4.26%	04/22/2017	GBP	3,309	4,140,259
Fitness International, LLC, Term Loan B	6.00%	07/01/2020		1,107	1,109,245
Lions Gate Entertainment Corp. (Canada), Term Loan B (e)	—	12/08/2023		2,255	2,264,781
Regal Cinemas Corp., Term Loan	3.50%	04/01/2022		1,523	1,528,884
UFC Holdings, LLC, First Lien Term Loan	5.00%	08/18/2023		4,065	4,097,456
Second Lien Term Loan	8.50%	08/18/2024		1,437	1,469,252
					34,615,742

Lodging & Casinos–4.70%

B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	8,500	9,031,244
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		1,294	1,294,917
Boyd Gaming Corp., Term Loan B-2	3.61%	09/15/2023		1,461	1,471,693
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,740	3,749,116
ESH Hospitality, Inc., Term Loan B	3.75%	08/30/2023		3,338	3,366,012
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (e)	—	11/30/2023		4,074	4,115,337
Harrah’s Operating Co., Inc., Term Loan B-6 (h)	1.50%	03/01/2017		3,982	4,373,096
Hilton Worldwide Finance, LLC, Term Loan B-1	3.50%	10/26/2020		86	86,295
Term Loan B-2	3.08%	10/25/2023		876	883,513
Scientific Games International, Inc., Revolver Loan (d)	0.00%	10/18/2018		2,116	1,943,310
Revolver Loan	3.53%	10/18/2018		1,040	954,609
Term Loan	6.00%	10/18/2020		6,281	6,354,814
Station Casinos LLC, Term Loan B	3.75%	06/08/2023		934	943,428
Tackle Group S.a.r.l. (Germany), Revolver Loan (d)	0.00%	05/08/2022	EUR	741	784,674
Term Loan B (e)	—	08/08/2022	EUR	3,563	3,847,874
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,001	2,021,014
					45,220,946

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Nonferrous Metals & Minerals–0.76%

American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021		$766	$743,677
Term Loan	4.75%	05/20/2021		285	276,602
Arch Coal Inc., Term Loan	10.00%	10/05/2021		977	997,852
Dynacast International LLC, First Lien Term Loan B-1	4.50%	01/28/2022		235	236,313
Second Lien Term Loan (Acquired 01/29/2015; Cost $538,938)	9.50%	01/30/2023		547	533,724
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		381	380,511
Levantina Group (Spain), PIK Term Loan (Acquired 04/29/2014-09/30/2016; Cost $5,381,207) (g)	10.00%	06/30/2020	EUR	6,937	1,249,846
Novelis Inc., Term Loan	4.00%	06/02/2022		2,866	2,876,282
					7,294,807

Oil & Gas–6.60%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		26	13,375
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		3,142	1,644,976
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,190	2,162,302
California Resources Corp., Term Loan	11.38%	12/31/2021		1,262	1,376,027
Citgo Holding Inc., Term Loan B	9.50%	05/12/2018		4,383	4,444,112
CJ Holding Co., DIP Delayed Draw Term Loan (d)(h)	0.00%	03/31/2017		153	152,554
DIP Delayed Draw Term Loan (h)	10.00%	03/31/2017		51	50,851
Term Loan B-2 (f)(h)	0.00%	03/24/2022		979	916,007
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,551	1,478,379
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		7,851	4,131,710
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,838	2,769,413
Fieldwood Energy LLC, First Lien Term Loan	8.00%	08/31/2020		2,034	1,830,529
First Lien Term Loan	8.38%	09/30/2020		1,103	876,530
Second Lien Term Loan	8.38%	09/30/2020		1,363	781,846
Term Loan	3.88%	09/28/2018		2,331	2,127,297
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,776	2,948,313
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023		5,253	5,191,334
HGIM Corp., Term Loan B	5.50%	06/18/2020		4,869	3,619,535
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,778	1,681,700
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		2,478	1,771,918
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		340	107,568
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (h)	5.25%	07/16/2021		1,407	522,242
Petroleum GEO-Services ASA, Term Loan	3.34%	03/19/2021		5,185	4,208,242
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		1,889	1,808,519
Samson Investment Co., Second Lien Term Loan (f)(h)	0.00%	09/25/2018		6,590	1,532,252
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021		11,424	6,533,348
Seventy Seven Operating LLC, Term Loan	3.89%	06/25/2020		3,327	3,038,814
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,043	812,588
Targa Resources Corp., Term Loan B	5.75%	02/25/2022		612	613,882
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		1,246	1,251,966
Weatherford International Ltd. (Bermuda), Term Loan	2.91%	07/13/2020		3,292	3,135,575
					63,533,704

Publishing–1.73%

Getty Images, Inc., Revolver Loan (d)	0.00%	10/18/2017		4,196	3,965,010
Term Loan	4.75%	10/18/2019		1,755	1,521,888
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		2,889	2,759,370
Nielsen Finance LLC, Term Loan B-3	3.04%	10/04/2023		6,553	6,591,522
ProQuest LLC, Term Loan B	5.75%	10/24/2021		1,855	1,860,546
					16,698,336

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Radio & Television–2.46%

CBS Radio Inc., Term Loan B (e)	—	10/17/2023		$930	$934,702
Gray Television, Inc., Term Loan	3.94%	06/13/2021		36	36,398
iHeartCommunications, Inc., Term Loan D	7.36%	01/30/2019		14,182	11,044,402
Term Loan E	8.11%	07/31/2019		13,833	10,762,219
Mission Broadcasting, Inc., Term Loan B (e)	—	09/26/2023		86	86,637
Sinclair Television Group Inc., Term Loan B-1	3.50%	07/30/2021		786	789,077
					23,653,435

Retailers (except Food & Drug)–7.73%

Bass Pro Group, LLC, Term Loan (e)	—	11/16/2023		6,702	6,657,461
Cortefiel, S.A. (Spain), PIK Term Loan B-1 (g)	1.00%	03/21/2018	EUR	1,964	1,338,306
PIK Term Loan B-2 (g)	1.00%	03/21/2018	EUR	2,153	1,467,346
PIK Term Loan B-3 (g)	1.00%	03/21/2018	EUR	1,002	683,024
PIK Term Loan B-3 (g)	1.00%	03/21/2018	EUR	2,697	1,837,999
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		1,073	927,050
Dollar Tree, Inc., Term Loan B-3	3.06%	07/06/2022		1,084	1,095,531
Fullbeauty Brands Holdings Corp., First Lien Term Loan	5.75%	10/14/2022		3,928	3,589,169
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		655	425,760
Kirk Beauty One GmbH (Germany), Term Loan B-8	4.75%	08/13/2022	EUR	1,538	1,657,124
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		3,257	2,442,564
National Vision, Inc., First Lien Revolver Loan (d)	0.00%	03/13/2019		1,744	1,482,382
Second Lien Term Loan	6.75%	03/13/2022		93	88,871
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,495	1,536,456
Payless, Inc., Second Lien Term Loan	8.50%	03/11/2022		1,222	256,623
Term Loan	5.00%	03/11/2021		4,015	2,529,242
Petco Animal Supplies, Inc., Term Loan B-1	5.00%	01/26/2023		4,055	4,090,095
Term Loan B-2	5.14%	01/26/2023		1,456	1,468,039
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		860	778,632
Savers Inc., Term Loan	5.00%	07/09/2019		3,100	2,886,910
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		13,628	13,332,828
THOM Europe S.A.S. (France), Revolver Loan (Acquired 05/21/2015-09/14/2015; Cost $5,028,394) (d)	0.00%	01/18/2019	EUR	5,158	5,466,593
Revolver Loan (Acquired 09/14/2015; Cost $1,795,855)	3.25%	01/18/2019	EUR	1,842	1,952,355
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,144	7,019,071
Toys ‘R’ Us-Delaware, Inc., Term Loan A-1	8.25%	10/24/2019		1,038	1,028,034
Term Loan A-1	8.25%	10/24/2019		1,288	1,274,762
Term Loan B-2	5.25%	05/25/2018		146	139,199
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	6,597	5,030,247
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		2,097	1,924,253
					74,405,926

Surface Transport–0.65%

Avis Budget Car Rental, LLC, Term Loan	3.34%	03/15/2022		1,620	1,633,305
Kenan Advantage Group, Inc., Delayed Draw Term Loan (d)	0.00%	01/31/2017		28	28,057
Term Loan	4.00%	07/31/2022		400	400,318
Term Loan B	4.00%	07/29/2022		123	122,929
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022		1,532	1,542,689
U.S. Shipping Corp., Term Loan B	5.25%	06/26/2021		2,132	2,072,936
XPO Logistics, Inc., Term Loan B-2	4.25%	10/30/2021		439	444,012
					6,244,246

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Telecommunications–5.83%

Communications Sales & Leasing, Inc., Term Loan	4.50%	10/24/2022		$5,464	$5,508,227
Coral-US Co-Borrower, LLC, Term Loan B-1 (e)	—	01/03/2023		615	621,777
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		3,819	3,849,959
Frontier Communications Corp., Delayed Draw Term Loan A	3.11%	03/31/2021		3,425	3,318,065
GTT Communications, Inc., Term Loan B	5.75%	10/22/2022		1,892	1,898,316
Hargray Communications Group, Inc., Term Loan B-1	4.75%	06/26/2019		546	551,309
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019		3,588	3,470,170
Level 3 Communications, Inc., Term Loan B-II	3.50%	05/31/2022		9,510	9,588,618
LTS Buyer LLC, First Lien Term Loan B	4.09%	04/13/2020		49	49,092
Rackspace Hosting, Inc., Term Loan B	5.00%	11/03/2023		1,260	1,273,026
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/2019		4,064	3,695,849
Term Loan	4.00%	04/23/2019		2,709	2,451,196
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022		968	979,273
Telesat LLC, Term Loan B-3	4.50%	11/17/2023		9,303	9,332,401
Windstream Services, LLC, Term Loan B-6 (e)	—	03/29/2021		2,106	2,100,878
Term Loan B-6	4.75%	03/29/2021		5,248	5,275,569
XO Communications, LLC, Term Loan	4.25%	03/20/2021		517	518,152
Zayo Group, LLC, Term Loan B	3.75%	05/06/2021		1,612	1,619,669
					56,101,546

Utilities–7.15%

APLP Holdings L.P. (Canada), Term Loan	6.00%	04/13/2023		1,824	1,844,736
Aria Energy Operating LLC, Term Loan	5.50%	05/27/2022		879	854,512
Calpine Corp., Term Loan (e)	—	11/30/2017		3,870	3,870,228
Term Loan B-5	3.59%	05/27/2022		2,791	2,802,399
Term Loan B-6	4.00%	01/15/2023		7,092	7,146,509
Term Loan B-7	3.84%	05/31/2023		5,012	5,054,604
Dynegy Inc., Term Loan B-2	4.00%	04/23/2020		224	224,467
Term Loan C	5.00%	06/27/2023		6,218	6,257,619
Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	06/30/2017		1,548	1,557,529
Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/17/2021		2,682	2,667,136
Second Lien Term Loan B	8.25%	12/17/2022		652	618,392
Term Loan C	5.00%	12/17/2021		119	118,187
NRG Energy, Inc., Revolver Loan A (d)	0.00%	07/01/2018		24,291	24,186,767
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021		1,049	1,038,209
TPF II Power, LLC, Term Loan	5.00%	10/02/2021		864	867,606
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		257	257,076
Vistra Operations Co. LLC, Term Loan B	5.00%	08/04/2023		7,599	7,681,753
Term Loan C	5.00%	08/04/2023		1,733	1,751,979
					68,799,708
Total Variable Rate Senior Loan Interests					1,073,953,346

Bonds & Notes–25.40%

Aerospace & Defense–0.30%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,894	2,901,235

Air Transport–0.42%

Mesa Airlines, Inc. (i)	5.75%	07/15/2025		4,011	4,031,084

Automotive–1.11%

Adient Global Holdings Ltd. (Jersey) (i)	3.50%	08/15/2024	EUR	5,608	5,826,845
Cooper-Standard Automotive Inc. (i)	5.63%	11/15/2026		538	525,895
Schaeffler AG (Germany) (i)	3.75%	09/15/2026	EUR	1,887	1,955,420

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)

Schaeffler AG (Germany) (i)	4.13%	09/15/2021		$627	$634,837
Schaeffler AG (Germany) (i)	4.50%	09/15/2023		627	613,676
Schaeffler AG (Germany) (i)	4.75%	09/15/2026		1,156	1,103,980
					10,660,653

Building & Development–0.38%

CMC di Ravenna (Italy) (i)	7.50%	08/01/2021	EUR	4,532	3,692,490

Business Equipment & Services–3.63%

Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	1,000	1,107,188
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	7,530	8,337,125
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	34,923	3,957,959
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	7,000	7,563,618
ICBPI (United Kingdom) (i)	8.25%	05/30/2021	EUR	3,500	3,848,579
TeamSystem S.p.A. (Italy) (Acquired 02/25/2016; Cost $7,105,977) (i)(j)	7.25%	03/01/2022	EUR	6,500	6,881,824
West Corp. (i)	4.75%	07/15/2021		3,143	3,213,718
					34,910,011

Cable & Satellite Television–3.01%

Altice Financing S.A. (Luxembourg) (i)	5.25%	02/15/2023	EUR	4,500	5,001,900
Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		536	546,720
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		8,064	8,205,120
Altice US Finance I Corp. (i)	5.50%	05/15/2026		7,531	7,483,931
NorCell Sweden Holding 3 AB (Sweden) (i)	3.50%	02/25/2022	SEK	21,000	2,268,985
Numericable-SFR S.A. (France) (i)	5.63%	05/15/2024	EUR	1,170	1,287,002
Numericable-SFR S.A. (France) (i)	6.00%	05/15/2022		346	349,893
Numericable-SFR S.A. (France) (i)	7.38%	05/01/2026		1,345	1,345,000
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/2022		189	196,824
Virgin Media Investment Holdings Ltd. (United Kingdom)	5.13%	02/15/2022	GBP	100	125,620
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		2,252	2,215,405
					29,026,400

Chemicals & Plastics–0.25%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,834	2,458,148

Clothing & Textiles–0.39%

SMCP S.A.S. (France) (i)(j)	6.00%	11/01/2022	EUR	3,481	3,754,192

Containers & Glass Products–2.41%

Ardagh Glass Finance PLC (i)(j)	4.16%	05/15/2021		1,163	1,193,529
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		1,132	1,122,095
Ardagh Glass Finance PLC (i)	6.63%	09/15/2023	EUR	5,767	5,916,687
Ardagh Glass Finance PLC (i)	6.75%	05/15/2024	EUR	3,945	4,381,570
Guala Closures S.p.A. (Italy) (i)(j)	4.75%	11/15/2021	EUR	450	487,329
LA Holding B.V. (Netherlands) (i)	8.00%	10/01/2021	EUR	5,881	6,423,874
Reynolds Group Holdings Inc. (i)(j)	4.38%	07/15/2021		1,310	1,341,112
Reynolds Group Holdings Inc.	5.75%	10/15/2020		1,563	1,613,797
Reynolds Group Holdings Inc.	6.88%	02/15/2021		676	699,666
					23,179,659

Electronics & Electrical–0.48%

Blackboard Inc. (i)	9.75%	10/15/2021		2,320	2,291,000
Dell International LLC (i)	5.45%	06/15/2023		975	1,017,753
Micron Technology, Inc. (i)	7.50%	09/15/2023		1,187	1,308,296
					4,617,049

Financial Intermediaries–5.04%

Arrow Global Finance (United Kingdom) (i)(j)	4.95%	11/01/2021	EUR	4,750	5,232,788
Arrow Global Finance (United Kingdom) (i)	5.13%	09/15/2024	GBP	1,000	1,238,546
Cabot Financial S.A. (Luxembourg) (i)(j)	5.56%	11/15/2021	EUR	3,000	3,205,431

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–(continued)

Cabot Financial S.A. (Luxembourg) (i)	6.50%	04/01/2021	GBP	8,560	$10,754,180
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)(j)	5.20%	10/01/2021	EUR	3,829	4,149,940
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	4,725	5,218,367
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	8,650	10,876,991
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	4,837	5,159,764
Promontoria MCS (France) (i)(j)	5.75%	09/30/2021	EUR	2,474	2,671,505
					48,507,512

Food & Drug Retailers–0.44%

Adria Group Holding B.V. (Netherlands) (i)(j)	4.94%	08/08/2017	EUR	4,000	4,271,275

Food Products–0.03%

Wagamama Finance PLC (United Kingdom) (i)	7.88%	02/01/2020	GBP	210	275,890

Health Care–1.92%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.40%	07/15/2019	GBP	4,029	4,679,385
DJO Finance LLC (i)	8.13%	06/15/2021		$1,785	1,566,338
DJO Finance LLC	10.75%	04/15/2020		3,041	2,516,428
IDH Finance PLC (United Kingdom) (i)	6.25%	08/15/2022	GBP	4,295	5,064,903
IDH Finance PLC (United Kingdom) (i)(j)	6.40%	08/15/2022	GBP	3,875	4,702,946
					18,530,000

Lodging & Casinos–1.60%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		1,833	1,773,427
Schumann S.p.A. (Italy) (i)(j)	6.63%	07/31/2022	EUR	3,360	3,596,991
Travelodge Hotels Ltd. (United Kingdom) (i)(j)	7.90%	05/15/2023	GBP	5,603	7,063,036
Travelodge Hotels Ltd. (United Kingdom) (i)	8.50%	05/15/2023	GBP	2,275	2,987,949
					15,421,403

Nonferrous Metals & Minerals–0.57%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		6,200	5,487,000

Oil & Gas–0.32%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/2017		4,342	1,899,625
FTS International, Inc. (i)(j)	8.35%	06/15/2020		1,207	1,152,685
					3,052,310

Radio & Television–0.31%

Clear Channel International B.V. (i)	8.75%	12/15/2020		2,883	3,027,150

Retailers (except Food & Drug)–1.88%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		734	339,475
Matalan (United Kingdom) (i)	6.88%	06/01/2019	GBP	403	400,236
New Look PLC (United Kingdom) (i)	6.50%	07/01/2022	GBP	500	591,739
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	8,500	9,130,316
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.56%	07/15/2019	EUR	7,250	7,633,965
					18,095,731

Surface Transport–0.28%

Avis Budget Car Rental, LLC (i)	4.13%	11/15/2024	EUR	1,443	1,483,482
Hertz Corp. (i)	5.50%	10/15/2024		282	247,103
WFS Global Holding SAS (France) (i)	12.50%	12/30/2022	EUR	1,000	947,749
					2,678,334

Telecommunications–0.63%

Communications Sales & Leasing, Inc. (i)	6.00%	04/15/2023		842	876,733
Goodman Networks Inc.	12.13%	07/01/2018		4,887	2,052,540
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		500	513,750
Windstream Services, LLC	6.38%	08/01/2023		20	17,500

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Telecommunications–(continued)

Windstream Services, LLC	7.50%	06/01/2022		$2,709	$2,576,936
					6,037,459

Utilities–0.00%

Calpine Corp. (i)	7.88%	01/15/2023		1	154
Total Bonds & Notes					244,615,139

Structured Products–7.08%

Adagio V CLO DAC (Ireland) (i)(j)	6.70%	10/15/2029	EUR	786	816,916
ALME Loan Funding V B.V. (Ireland) (i)(j)	6.00%	07/15/2029	EUR	1,250	1,271,430
Apidos CLO IX (i)(j)	6.98%	07/15/2023		1,304	1,300,198
Apidos CLO X (i)(j)	6.89%	10/30/2022		955	958,041
Apidos CLO XV (i)(j)	5.63%	10/20/2025		1,000	901,999
Atrium X LLC (i)(j)	5.38%	07/16/2025		750	672,259
Avoca CLO XII Ltd. (Italy) (i)(j)	5.21%	10/15/2027	EUR	1,000	1,003,154
Avoca CLO XIV Ltd. (United Kingdom) (i)(j)	4.75%	07/12/2028	EUR	1,750	1,703,188
Avoca CLO XV Ltd. (United Kingdom) (i)(j)	4.69%	01/15/2029	EUR	1,000	974,247
Avoca CLO XVI Ltd. (United Kingdom) (i)(j)	6.25%	07/15/2029	EUR	2,235	2,292,004
Avoca CLO XVII Ltd. (United Kingdom) (Acquired 10/14/2016; Cost $2,866,736)(i)(j)	5.95%	01/15/2030	EUR	2,750	2,769,149
Babson CLO Ltd. 2013-II (i)(j)	5.38%	01/18/2025		2,365	2,050,006
Babson Euro CLO 2014-1 B.V. (Netherlands) (i)(j)	4.29%	04/15/2027	EUR	2,000	1,962,612
Bosphorus CLO II (Ireland) (i)(j)	8.44%	10/15/2025	EUR	1,169	1,241,833
Cairn CLO B.V. 2016-6X (Netherlands) (i)(j)	6.25%	07/25/2029	EUR	1,898	1,929,321
Carlyle Global Market Strategies CLO 2012-2 Ltd. (i)(j)	6.98%	07/20/2023		2,174	2,178,975
Carlyle Global Market Strategies CLO 2013-1 Ltd. (i)(j)	6.40%	02/14/2025		1,200	1,180,612
Carlyle High Yield Partners X, Ltd. (i)(j)	4.08%	04/19/2022		252	250,117
Centurion CDO 15 Ltd. (i)(j)	3.10%	03/11/2021		2,750	2,600,747
Duane Street CLO 2007-4 (i)(j)	5.15%	11/14/2021		407	403,486
Elm Park CLO, Ltd. (i)(j)	6.09%	04/16/2029	EUR	3,000	3,040,721
Euro Galaxy 2013-3 (Netherlands) (i)(j)	4.89%	01/17/2027	EUR	1,579	1,609,749
Flagship CLO VI (i)(j)	5.60%	06/10/2021		3,085	3,020,282
Flagship CLO VI (i)(j)	5.60%	06/10/2021		922	903,077
Gallatin Funding CLO VII 2014-1 Ltd. (i)(j)	6.55%	07/15/2023		1,838	1,711,465
ING Investment Management CLO 2013-3, Ltd. (i)(j)	5.38%	01/18/2026		1,573	1,382,504
ING Investment Management CLO III, Ltd. (i)(j)	4.38%	12/13/2020		1,842	1,848,843
ING Investment Management CLO IV, Ltd. (i)(j)	5.13%	06/14/2022		395	390,426
Inwood Park CDO Ltd. (i)(j)	4.38%	01/20/2021		1,000	993,261
Keuka Park CLO 2013-1 (i)(j)	5.38%	10/21/2024		328	293,105
KKR Financial CLO 2012-1, Ltd. (i)(j)	6.35%	12/15/2024		4,900	4,760,235
Madison Park Funding IX, Ltd. (i)(j)	6.16%	08/15/2022		450	442,171
Madison Park Funding XIV, Ltd. (i)(j)	5.63%	07/20/2026		750	674,889
Madison Park Funding XIV, Ltd. (i)(j)	6.28%	07/20/2026		1,060	849,345
MAPS CLO Fund LLC 2007-2 (i)(j)	5.13%	07/20/2022		1,002	994,030
NewStar Berkeley Fund CLO LLC 2016-1 (Acquired 10/19/2016; Cost $1,625,420) (i)(j)	5.98%	10/25/2028		1,694	1,625,393
Northwoods Capital X Ltd. 2013-10A (i)(j)	4.48%	11/04/2025		692	659,596
Octagon Investment Partners XIV Ltd. (i)(j)	6.13%	01/15/2024		725	678,271
Octagon Investment Partners XIX Ltd. (i)(j)	5.73%	04/15/2026		1,639	1,407,367
Octagon Investment Partners XVIII Ltd. (i)(j)	6.16%	12/16/2024		2,365	2,138,862
Orwell Park CLO Ltd. (i)(j)	4.45%	07/18/2029	EUR	1,125	1,042,725
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.83%	07/25/2026		1,000	831,950
Silverado CLO 2006-II Ltd. (i)(j)	4.63%	10/16/2020		2,050	1,985,319
St. Paul’s IV CLO (Ireland) (i)(j)	4.49%	04/25/2028	EUR	1,000	963,355
St. Paul’s IV CLO (Ireland) (i)(j)	5.69%	04/25/2028	EUR	500	441,805
Symphony CLO VIII, Ltd. (i)(j)	6.88%	01/09/2023		3,116	3,132,247
Symphony CLO XI, Ltd. (i)(j)	6.13%	01/17/2025		1,030	962,518
TriMaran CLO VII Ltd. (i)(j)	4.25%	06/15/2021		926	927,125
Total Structured Products					68,170,930

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Common Stocks & Other Equity Interests–6.52%(k)

Aerospace & Defense–0.03%

IAP Worldwide Services (i)(l)	221	$275,783

Building & Development–0.73%

Axia Inc. (Acquired 03/19/2010; Cost $1,404,030) (i)(l)	101	902,023
BMC Stock Holdings, Inc. (l)	267,933	5,050,537
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508) (i)(l)	2,339	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788) (i)(l)	28	0
Newhall Holding Co., LLC, Class A (i)(l)	237,569	593,923
Tamarack Resort LLC (Acquired 03/07/2014; Cost $0) (i)(l)	10,076	0
WCI Communities, Inc. (l)	18,849	438,239
		6,984,722

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A	344	31,070

Conglomerates–0.01%

Euramax International, Inc. (i)(l)	1,870	130,886

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)	4,658	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)	7,468	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(l)	2,144	21,441
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0) (i)(l)	1,142	1,256
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0) (i)(l)	3,333	33
		22,730

Forest Products–0.03%

Verso Corp., Class A (l)	61,544	329,261

Health Care–0.03%

New Millennium HoldCo, Inc. (i)(l)	148,019	240,531

Leisure Goods, Activities & Movies–0.68%

Metro-Goldwyn-Mayer Inc., Class A (i)(l)	75,602	6,582,137

Lodging & Casinos–0.35%

Twin River Management Group, Inc. (i)(l)	41,966	3,336,297

Nonferrous Metals & Minerals–0.28%

Arch Coal, Inc. (l)	35,052	2,735,108
Levantina Group (Spain) (Acquired 04/29/2014-06/24/2015; Cost $0) (i)(l)	122,172	0
		2,735,108

Oil & Gas–0.00%

Seventy Seven Operating LLC (l)	200	4,800
Seventy Seven Operating LLC, Wts. expiring 08/01/2021 (i)(l)	1,087	7,065
		11,865

Publishing–0.42%

Affiliated Media, Inc. (i)(l)	87,369	2,184,220
Merrill Communications LLC, Class A (i)(l)	602,134	1,806,402
Tronc, Inc.	6,064	78,953
		4,069,575

Surface Transport–3.25%

Nobina Europe AB (Sweden) (m)	4,969,706	31,253,301

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Utilities–0.71%

Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0) (i)(l)	2,024	$0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0) (i)(l)	3,283	0
Vistra Operations Co. LLC (l)	412,446	5,753,622
Vistra Operations Co. LLC (i)(l)	412,446	721,780
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $317,415) (i)(l)	675,351	317,415
		6,792,817
Total Common Stocks & Other Equity Interests		62,796,083

Preferred Stocks–0.00%(k)

Building & Development–0.00%

Tamarack Resort LLC, Class B (Acquired 03/07/2014; Cost $42,952) (i)	182	0
United Subcontractors, Inc. (i)(l)	3	64
		64

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)	649	6,489

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 10/29/2014-01/06/2016; Cost $0) (i)(l)	5,748	0
Total Preferred Stocks		6,553

Money Market Funds–1.31%

Government & Agency Portfolio – Institutional Class, 0.29% (n)	7,541,678	7,541,678
Treasury Portfolio – Institutional Class, 0.26% (n)	5,027,786	5,027,786
Total Money Market Funds		12,569,464
TOTAL INVESTMENTS(o)–151.85% (Cost $1,534,504,045)		1,462,111,515
BORROWINGS–(30.64)%		(295,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(12.96)%		(124,795,033)
OTHER ASSETS LESS LIABILITIES–(8.25)%		(79,427,144)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$962,889,338

Investment Abbreviations:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
Jr.	— Junior
PIK	— Payment-in-Kind
SEK	— Swedish Krona
Wts.	— Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.
(e)	This variable rate interest will settle after November 30, 2016, at which time the interest rate will be determined.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2016 was $4,815,273, which represented less than 1% of the Fund’s Net Assets.
(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A., PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A., PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	5.65	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Levantina Group, PIK Term Loan	—	10.00
Tamarack Resort LLC, PIK Term Loan A	4.00	12.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $309,464,944, which represented 32.14% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of November 30, 2016 represented 3.25% of the Fund’s Net Assets. See Note 4.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Dynamic Credit Opportunities Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Dynamic Credit Opportunities Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Invesco Dynamic Credit Opportunities Fund

I.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
J.	Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

K.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2016, there were transfers from Level 3 to Level 2 of $23,997,345, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $17,168,236, due to third-party vendor quotations utilizing single market quotes.

Invesco Dynamic Credit Opportunities Fund

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$937,499,014	$136,454,332	$1,073,953,346
Bonds & Notes	—	244,615,139	—	244,615,139
Structured Products	—	63,776,388	4,394,542	68,170,930
Common Stock & Other Equity Interests	45,670,091	11,481,733	5,644,259	62,796,083
Preferred Stocks	—	—	6,553	6,553
Money Market Funds	12,569,464	—	—	12,569,464
	58,239,555	1,257,372,274	146,499,686	1,462,111,515
Forward Foreign Currency Contracts*	—	10,774,676	—	10,774,676
Total Investments	$58,239,555	$1,268,146,950	$146,499,686	$1,472,886,191

* Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2016:

	Value 02/29/2016	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/2016
Variable Rate Senior Loan Interests	$121,544,132	$73,096,276	$(67,983,389)	$869,158	$(309,668)	$1,547,165	$15,361,834	$(7,671,176)	$136,454,332
Bonds & Notes	16,349,408	—	(137,971)	34,404	(6,083,868)	6,164,196	—	(16,326,169)	—
Structured Products	—	4,492,129	—	27	—	(97,614)	—	—	4,394,542
Common Stocks & Other Equity Interests	3,689,389	320,215	(4)	—	4	(171,747)	1,806,402	—	5,644,259
Preferred Stocks	42,232	—	—	—	—	(35,679)	—	—	6,553
Total	$141,625,161	$77,908,620	$(68,121,364)	$903,589	$(6,393,532)	$7,406,321	$17,168,236	$(23,997,345)	$146,499,686

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunities Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Derivative Assets	Value
Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$16,812,793
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$16,812,793

Derivative Liabilities	Value
Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(6,038,117)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(6,038,117)

Effect of Derivative Investments for the nine months ended November 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(4,002,223)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(5,342,901)
Total	$(9,345,124)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$571,955,442

Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2016	Bank of America, N.A.	GBP	36,718,128	USD	44,959,512	$45,956,753	$(997,241)
12/15/2016	Bank of America, N.A.	USD	22,711,065	GBP	18,183,399	22,758,512	47,447
12/15/2016	Barclays Bank PLC	EUR	82,632,424	USD	91,200,167	87,631,654	3,568,513
12/15/2016	Barclays Bank PLC	GBP	36,857,303	USD	45,119,052	46,130,946	(1,011,894)
12/15/2016	Barclays Bank PLC	USD	87,148,271	EUR	81,188,998	86,100,901	(1,047,370)
12/15/2016	Barclays Bank PLC	USD	22,713,429	GBP	18,183,399	22,758,512	45,083
12/15/2016	Canadian Imperial Bank of Commerce	USD	87,264,374	EUR	81,274,447	86,191,520	(1,072,854)
12/15/2016	Citibank, N.A.	EUR	87,429,813	USD	96,701,308	92,719,283	3,982,025
12/15/2016	Citibank, N.A.	SEK	153,547,714	USD	17,396,218	16,660,878	735,340
12/15/2016	Citibank, N.A.	USD	87,229,054	EUR	81,188,998	86,100,901	(1,128,153)
12/15/2016	Citibank, N.A.	USD	18,255,470	SEK	166,621,088	18,079,420	(176,050)
12/15/2016	Goldman Sachs & Co.	SEK	14,584,042	USD	1,656,591	1,582,459	74,132
12/15/2016	Goldman Sachs & Co.	USD	9,903,760	EUR	9,042,217	9,589,268	(314,492)
12/15/2016	Goldman Sachs & Co.	USD	22,720,267	GBP	18,182,614	22,757,530	37,263
12/15/2016	Goldman Sachs & Co.	USD	1,098,982	SEK	10,000,000	1,085,062	(13,920)
12/15/2016	JPMorgan Chase Bank, N.A.	EUR	82,632,424	USD	91,378,240	87,631,654	3,746,586
12/15/2016	JPMorgan Chase Bank, N.A.	SEK	163,547,867	USD	18,539,582	17,745,956	793,626
12/15/2016	JPMorgan Chase Bank, N.A.	USD	23,663,801	GBP	19,026,019	23,813,143	149,342
12/15/2016	JPMorgan Chase Bank, N.A.	USD	16,952,317	SEK	155,058,535	16,824,811	(127,506)
01/17/2017	Bank of America, N.A.	GBP	18,225,742	USD	22,788,192	22,835,460	(47,268)
01/17/2017	Barclays Bank PLC	EUR	89,434,398	USD	96,188,909	95,024,392	1,164,517
01/17/2017	Barclays Bank PLC	GBP	18,225,742	USD	22,790,766	22,835,460	(44,694)
01/17/2017	Barclays Bank PLC	USD	5,634,754	EUR	5,287,250	5,617,723	(17,031)
01/17/2017	Canadian Imperial Bank of Commerce	EUR	81,251,328	USD	87,404,897	86,329,848	1,075,049
01/17/2017	Citibank, N.A.	EUR	81,182,386	USD	87,389,185	86,256,597	1,132,588
01/17/2017	Citibank, N.A.	SEK	168,773,985	USD	18,488,901	18,352,711	136,190
01/17/2017	Citibank, N.A.	USD	281,721	SEK	2,590,203	281,662	(59)
01/17/2017	Goldman Sachs & Co.	GBP	18,624,009	USD	23,294,873	23,334,458	(39,585)
01/17/2017	JPMorgan Chase Bank, N.A.	SEK	170,327,045	USD	18,646,684	18,521,592	125,092
Total Forward Foreign Currency Contracts—Currency Risk							$10,774,676

Currency Abbreviations:
EUR	—	Euro
GBP	—	British Pound
SEK	—	Swedish Krona
USD	—	U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2016.

	Value 02/29/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 11/30/2016	Interest/ Dividend Income
Nobina Europe AB, Common Shares	$20,605,893	$—	$—	$10,647,408	$—	$31,253,301	$1,322,988
Targus International Inc., Notes	0	—	(0)	—	—	—	—
Targus International Inc., Common Shares	0	—	(0)	—	—	—	—
Total	$20,605,893	$—	$(0)	$10,647,408	$—	$31,253,301	$1,322,988

Invesco Dynamic Credit Opportunities Fund

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of November 30, 2016. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount*		Value
Accudyne Industries LLC	Revolver Loan		$ 3,111,707	$2,667,138
Allied Universal Holdco LLC	Delayed Draw Term Loan		206,971	208,938
Brickman Group Ltd. LLC	Revolver Loan		579,949	536,453
Community Health Systems, Inc.	Revolver Loan		959,060	930,936
CJ Holding Co.	DIP Delayed Draw Term Loan		152,554	152,554
Delta Air Lines, Inc.	Revolver Loan		1,032,274	1,016,790
Equinox Holdings, Inc.	Revolver Loan		1,047,281	942,553
Filtration Group Corp.	Incremental Term Loan B		1,643,315	1,635,099
Getty Images, Inc.	Revolver Loan		4,195,778	3,965,010
Hearthside Group Holdings, LLC	Revolver Loan		783,256	780,749
IAP Worldwide Services	Revolver Loan		1,299,963	1,273,963
Kenan Advantage Group, Inc.	Delayed Draw Term Loan		28,063	28,057
Klockner Pentaplast of America, Inc.	Revolver Loan	EUR	5,000,000	5,295,936
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan		57,342	23,510
National Vision, Inc.	First Lien Revolver Loan		1,743,979	1,482,382
NRG Energy, Inc.	Revolver Loan A		24,290,732	24,186,767
Post Holdings, Inc.	Revolver Loan		2,282,597	2,281,171
Pret A Manger Ltd.	Term Loan 2	GBP	500,000	625,600
Scientific Games International, Inc.	Revolver Loan		2,116,135	1,943,310
Tackle Group S.a.r.l.	Revolver Loan	EUR	740,826	784,674
THOM Europe S.A.S.	Revolver Loan	EUR	5,157,895	5,466,593
Tunstall Group Finance Ltd.	Acquisition Facility Loan	GBP	4,000,000	4,604,414
Unilabs Diagnostics AB	Revolver Loan	EUR	6,438,814	6,819,910
				$67,652,507
*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR - Euro

GBP - British Pound

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $978,239,653 and $901,534,304, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$57,081,256
Aggregate unrealized (depreciation) of investment securities	(136,885,950)
Net unrealized appreciation (depreciation) of investment securities	$(79,804,694)
Cost of investments for tax purposes is $1,541,916,209.

Invesco Dynamic Credit Opportunities Fund

NOTE 7 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount*	Value
Barclays Bank PLC	$ 4,195,778	$ 3,965,010
Citibank, N.A.	3,111,707	2,667,138
Goldman Sachs Lending Partners LLC	2,282,597	2,281,171
Goldman Sachs Lending Partners LLC	EUR 7,000,000	7,418,948
Total		$ 16,332,267
*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Invesco Dynamic Credit Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.